Note 9 - Variable Interest Entities (Details)	1 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended		1 Months Ended		12 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended
	Aug. 31, 2011 USD ($)	Dec. 31, 2013 USD ($)	Aug. 31, 2011 CN insurance Issuance of Shares [Member] USD ($)	Aug. 31, 2011 CN insurance Repurchase of of CISG Holdings Share [Member] USD ($)
Dec. 31, 2013
IT Platform Related Service and Consulting Service Agreement [Member]
Sichuan Yihe Investment Co. Ltd. Member and Shenzhen Xinbao Investment Management Co.Ltd. [Member]
Litian Xilian Information and Zhonglian Enterprise [Member]
						Dec. 31, 2013 Sichuan Yihe Investment Co Ltd [Member]	Feb. 29, 2012 Minority Equity Holders [Member] Guangdong Meidiya Investment Co Ltd [Member]	Aug. 31, 2011 Minority Equity Holders [Member] Guangdong Meidiya Investment Co Ltd [Member]	Dec. 31, 2013 Sichuan Yihe Investment Co Ltd [Member] Fanhua Xinlian Information Technology Consulting Shenzhen Co Ltd [Member]	Dec. 31, 2013 Sichuan Yihe Investment Co. Ltd. Member and Shenzhen Xinbao Investment Management Co.Ltd. [Member] Ying SiKang Information Technology Shenzhen Co Ltd [Member]	Dec. 31, 2013 Sichuan Yihe Investment Co. Ltd. Member and Shenzhen Xinbao Investment Management Co.Ltd. [Member] Litian Xilian Information and Zhonglian Enterprise [Member]	Dec. 31, 2012 Shenzhen Xinbao Investment Management Co Ltd [Member]	Feb. 29, 2012 Guangdong Meidiya Investment Co Ltd [Member] CNinsure Holdings Ltd. [Member] CNY	Dec. 31, 2012 Ying SiKang Information Technology Shenzhen Co Ltd [Member] CNY	Aug. 31, 2011 CISG Holdings Ltd. [Member] Minkfair Insurance Management Limited [Member] HKD	Dec. 31, 2013 CN insure Group Company [Member]	Dec. 31, 2012 VIE Subsidiaries [Member] Meidiya and Yihe Investments [Member]	Dec. 31, 2012 Affiliated Entity [Member] Meidiya and Yihe Investments [Member]	Dec. 31, 2013 Group VIEs [Member] Sichuan Yihe Investment Co. Ltd. Member and Shenzhen Xinbao Investment Management Co.Ltd. [Member]
Note 9 - Variable Interest Entities (Details) [Line Items]
Loans and Leases Receivable Related Parties Commitments Fixed Interest Rates									0.00%	0.00%
Term of Loan Agreement to Shareholders of VIE						10 years			1 year
Variable Interest Entity VIE Automatic Extended or Renewal Term of Agreement											1 year
Period of Notice Required to Terminate Agreement					30 days
Business Combination, Consideration Transferred				$ 0.001											1,200,000
Sale of Stock, Number of Shares Issued in Transaction (in Shares)	1		1,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Sale of Stock, Percentage of Ownership after Transaction							10.00%	100.00%					90.00%
Sale of Stock, Consideration Received Per Transaction (in Yuan Renminbi)													52,500,000
Sale of Stock, Percentage of Ownership before Transaction													20.00%
Wtihdrawal of Capital Contribution (in Yuan Renminbi)														2,000,000
Number of Nominee Equity Shareholders which Collectively Held Specified Percentage of Equity Interests												2
Percentage of VIE Owned by Nominee Equity Shareholders												100.00%
Number of Investee Equity Interests Transferred																	5	19
Number of Majority Equity Interests Owned																41
Number of Variable Interest Entities		2																	7